Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes
Income taxes

12.Income taxes

Cayman Islands and British Virgin Islands

The Company is a tax exempt company incorporated in the Cayman Islands. Under the laws of Cayman Islands, the Company is not subject to tax on income or capital gain. The Company’s subsidiaries established in the British Virgin Islands are tax exempt under the laws of British Virgin Islands, and accordingly, are not subject to tax on income or capital gain.

People’s Republic of China

The Corporate Income Tax (“CIT”) Law enacted by the National People’s Congress of China stipulated that FIEs and domestic companies would be subject to CIT at a uniform rate of 25%.

In accordance with the CIT Law, a company is entitled to a preferential income tax of 15% if qualifying as an Advanced and New Technology Enterprise (“ANTE”). The preferential tax rate, once being approved by the relevant government authorities, is subject to renewal every three years. However, a company that enjoys the preferential income tax rate should perform self-assessment to ensure it maintains the required qualification during those three years. In November 2010, JA Hebei was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2010 to 2012. In March 2014, JA Hebei was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2013 to 2015. In November 2016, JA Hebei was once more recognized as an ANTE and is entitled to the preferential income tax of 15% from 2016 to 2018. In August 2011, JA Yangzhou was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. In August 2014, JA Yangzhou was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. In December 2017, JA Yangzhou was once more recognized as an ANTE and is entitled to the preferential income tax of 15% from 2017 to 2019. In November 2011, JA Lianyungang was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. In October 2014, JA Lianyungang was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. In December 2017, JA Lianyungang was once more recognized as an ANTE and is entitled to the preferential income tax of 15% from 2017 to 2019. JA Fengxian was recognized as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Fengxian has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In September 2014, JA Fengxian was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. In October 2017, JA Fengxian was once more recognized as an ANTE and is entitled to the preferential income tax of 15% from 2017 to 2019. JA Wafer R&D was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2012 to 2014. In 2015, JA Wafer R&D’s recognition as an ANTE expired. In November 2016, JA Wafer R&D was again recognized as an ANTE and is entitled to the preferential income tax of 15% from 2016 to 2018. In October 2016, JA Hefei Technology was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2016 to 2018. In July 2017, JA Xingtai was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2017 to 2019.

The Company’s solar power plants are entitled to a three-year tax exemption from CIT starting from the year in which revenue is first generated from sale of electricity, and a 50% CIT reduction, effectively 12.5%, for the succeeding three years thereafter for the income generated from investing and operating in the qualified public basic infrastructure projects according to the CIT Law (“three-year tax exemption and three-year 50% CIT reduction”). The CIT tax rate for these project entities will increase to 25% upon the expiration of such term. JA Dunhuang started generating revenue from sale of electricity since 2015 and is entitled to the three-year tax exemption and three-year 50% CIT reduction from 2015 to 2020. Jiuzhou Xinjiang, Lincheng Jingneng, JA Linzhou, JA Datong, JA Hefei Electric, JA Yanchi, JA Jarud, JA Chifeng started generating revenue from sale of electricity since 2016 and are entitled to the three-year tax exemption and three-year 50% CIT reduction from 2016 to 2021. JA Xingtai Electric, JA Shexian, JA Laiwu, JA Zhengding, JA Daqing and JA Renxian started generating revenue from sale of electricity since 2017 and are entitled to the three-year tax exemption and three-year 50% CIT reduction from 2017 to 2022.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10% (lower rate is available under the protection of tax treaties). As a result, if any dividends are declared out of the cumulative retained earnings as of December 31, 2007, they should be exempt from WHT. In 2012, JA Hebei declared dividends of RMB 107,804 out of the cumulative retained earnings as of December 31, 2007 to JA BVI, which was exempt for WHT. JA Yangzhou, as requested by the local tax bureau, declared dividends of RMB 210,637 out of the earnings after January 1, 2008 to JA BVI in order to meet the capital injection requirement for JA Yangzhou. Pursuit to Circular 1, the appropriation of dividend for reinvestment purpose is subject to 10% WHT, amounting to RMB 21,064, which was paid and recorded as income tax expenses for the year ended December 31, 2012. Excluding JA Yangzhou’s dividend appropriation requested by the local tax bureau, the Company intends to indefinitely reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future. Undistributed earnings as of December 31, 2016 and 2017 are considered to be indefinitely reinvested, and therefore, no deferred tax liability was recognized. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB 5,248,874 and RMB 5,710,074 and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB 524,887 and RMB 571,007 as of December 31, 2016 and 2017.

Hong Kong SAR

No income tax provision has been made for JA Hong Kong and JA International in any period, as the entities did not have assessable profits subject to Hong Kong Profit Tax at the rate of 16.5% for the years presented.

United States

JA USA is subject to US federal statutory tax rate of 35% and also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax.

European Countries

JA GmbH is incorporated in Germany and is subject to effective income tax rate of 29.55% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 13.72%.

Asian Countries

JA Japan is subject to Japanese corporate income tax rate of 35.64%. JA Malaysia is subject to Malaysia corporate income tax rate of 24%. JA Vietnam is subject to Vietnam corporate income tax rate of 20%.

Australia

JA Australia is subject to Australia corporate income tax rate of 30%.

The components of income/(loss) before income taxes for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2015	December 31, 2016	December 31, 2017

Cayman Islands	114,470	234,621	(176,740)
PRC	900,788	1,069,822	482,615
Other foreign countries	(243,456)	(461,532)	92,720

Total income before income taxes	771,802	842,911	398,595

Income tax expenses in the consolidated statement of operations and comprehensive income for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2015	December 31, 2016	December 31, 2017

Current income tax expense
PRC	(250,662)	(189,749)	(131,949)
Other foreign countries	(3,318)	(17,896)	(5,621)

Total current income tax expense	(253,980)	(207,645)	(137,570)

Deferred tax benefit
PRC	96,648	78,726	38,324
Other foreign countries	—	5,618	776

Total deferred tax benefit	96,648	84,344	39,100

Total income tax expenses	(157,332)	(123,301)	(98,470)

Components of deferred tax assets consisted of the following:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Temporary differences:
Amortization of intangible assets	510	415
Accrued warranty costs	94,856	122,891
Accrued expenses	52,550	42,115
Net loss carried forward	251,862	244,170
Depreciation of property, plant and equipment	127,221	138,255
Inventory write-down	34,461	26,819
Allowance for doubtful accounts	30,650	43,662
Allowance for advance to suppliers	3,108	2,065
Impairment loss on property, plant and equipment and project assets	58,969	67,613
Government grant for the acquisition of land use rights and property, plant and equipment	28,216	28,727
Timing difference for revenue recognition of retainage contract	50,376	33,314
Unrealized profit	75,352	91,049
Others	9,744	8,614

Deferred tax assets	817,875	849,709

Deferred tax liabilities:
Temporary differences:
Capitalized interest	(24,399)	(23,165)

Deferred tax liabilities	(24,399)	(23,165)

Less: valuation allowance	(373,793)	(367,761)

Deferred tax assets-net	419,683	458,783

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Current	138,080	—
Non-Current	306,002	481,948

	444,082	481,948

Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(24,399)	(23,165)

	(24,399)	(23,165)

	419,683	458,783

The following table presents the movement of the valuation allowance for deferred tax assets:

	As of December 31,	As of December 31,	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the year	456,925	483,649	373,793
Allowance made during the year	119,448	128,605	72,915
Effect of tax rate change (1)	—	—	(24,833)
Reversals and utilization	(92,724)	(214,860)	(54,114)
Written off	—	(23,601)	—

Balance at end of the year	483,649	373,793	367,761

The Company has provided a portion of valuation allowance against a portion of its net deferred tax assets. The Company evaluates a variety of factors in determining the amount of the valuation allowance, including its earnings history, the tax holiday period, the existence of taxable temporary differences, and near-term earnings expectations. Future reversal of the valuation allowance will be recognized upon the earlier of when the benefit is realized or when it has been determined that it is more likely than not that the benefit will be realized through future earnings. Certain valuation allowance was reversed and utilized in 2015 and 2016 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets in the current year. Furthermore, a portion of valuation allowance was reversed in 2015 and 2016 due to the expected utilization of deferred tax assets in the future. Valuation allowance of RMB 61,722, RMB 147,630 and RMB nil was reversed for the years ended December 31, 2015, 2016 and 2017 respectively, based on the expected future profitability of the Company’s subsidiaries with the remainder of the reversal a result of current year utilization.

(1)Effect of tax rate change is mainly from the change of tax rate in JA USA starting 2018, as a result from the implementation of the enactment of Tax Cuts and Jobs Act of 2017. No tax expense impact on JA USA as valuation allowance change in offset by corresponding decrease in gross deferred tax assets.

Reconciliation between the provision for income tax computed by applying the statutory CIT and the Company’s effective tax rate:

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
PRC enterprise income tax	25%	25%	25%
Effect of permanent differences:
Share based compensation and other permanent difference	2.78%	2.59%	1.90%
Effect of tax holiday (1)	(7.54)%	(8.38)%	(10.72)%
Difference of tax rates of subsidiaries outside of China (2)	(0.25)%	(5.43)%	3.64%
Effect of tax rate change (3)	(3.06)%	9.54%	6.39%
Withholding tax for dividend distribution	—%	0.23%	—%
Intra-group investment disposal income subject to tax	—%	1.31%	—%
Valuation allowance	3.46%	(10.23)%	(1.51)%

	20.39%	14.63%	24.70%

(1)	Effect of tax holiday is mainly due to certain subsidiaries are entitled ANTE with a preferential income tax of 15%.

(2)

Change of effect of difference of tax rates of subsidiaries outside of China is mainly due to impact from change in fair value generated from warrants and exchange gain or loss in JA Cayman, which is not subject to income tax.

(3)

Change of tax rate increased from (3.06%) in 2015 to 9.54% in 2016 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2016 for two subsidiaries (JA Wafer R&D and JA Hefei Technology) to reflect the decrease of tax rate due to their recognition as ANTE, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for one subsidiary (JA Wafer R&D) have been fully provided for valuation allowance in both 2016 and 2015. The corresponding reversal of valuation allowance has been included in the line of valuation allowance. Change of tax rate decreased from 9.54% in 2016 to 6.39% in 2017 is due to different enacted tax rate used in the calculation of deferred tax assets in 2017 for JA Solar (Xingtai) Co., Ltd. to reflect the decrease of tax rate due to its recognition as ANTE, and for JA USA to reflect the decrease of tax rate starting 2018 as a result from the implementation of the enactment of Tax Cuts and Jobs Act of 2017, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount).

Aggregate amount and per share effect of the tax holiday are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2015	December 31, 2016	December 31, 2017
The aggregate amount of effect	58,194	70,653	42,671
Per share effect-basic	0.24	0.30	0.18
Per share effect-diluted	0.24	0.30	0.18